Earnings per Share (Tables)	12 Months Ended
Jan. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

Earnings per share are calculated were as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Amounts attributable to UTi Worldwide Inc. common shareholders:
Net (loss)/income	$(100,506)	$72,533	$69,903

Weighted average number of ordinary shares	103,544,171	102,586,527	100,577,194
Incremental shares required for diluted earnings per share related to stock options/restricted share units	—	859,854	1,644,843

Diluted weighted average number of ordinary shares	103,544,171	103,446,381	102,222,037

Basic (loss)/earnings per common share attributable to UTi Worldwide Inc. common shareholders	$(0.97)	$0.71	$0.70

Diluted (loss)/earnings per common share attributable to UTi Worldwide Inc. common shareholders	$(0.97)	$0.70	$0.68

Weighted-average diluted shares excluded from computation		2,969,560	2,696,745